Note 19 - Supplemental Cash Flow Disclosure - Changes in Non-cash Operating Items (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Receivables	$ (40)	$ (738)	$ (553)	$ 233	$ 193
Prepaid expenses	(33)	(709)	(103)	280	247
Other Assets		37	(659)
Deferred financing costs		(179)
Trade and other payables	(255)	9,679	4,898	607	352
Total changes in working capital items	$ (328)	$ 8,090	$ 3,583	$ 1,120	$ 792